Mar. 31, 2017
PF Mid-Cap Equity Fund
PF Mid-Cap Equity Fund

SUPPLEMENT DATED MARCH 30, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2017

FOR PACIFIC FUNDS CLASS P SHARES

This supplement revises the Pacific Funds Class P shares prospectus dated August 1, 2017, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

PF Mid-Cap Equity Fund – At the meeting held on March 27, 2018, the Board also approved the termination of Scout Investments, Inc. as sub-adviser to the PF Mid-Cap Equity Fund, and the appointment of Rothschild Asset Management Inc. (“Rothschild”) as interim manager of the PF Mid-Cap Equity Fund, effective after the close of business on June 12, 2018.  Under the terms of the interim management agreement, Rothschild may serve as the interim manager of this Fund for up to 150 days, prior to which time the Board is expected to approve a new manager for the Fund.  In connection with the sub-adviser change, certain principal investment strategies and principal risks of the Fund will change as described below.  Effective after the close of business on June 12, 2018, all references and information in the Prospectus regarding Scout Investments, Inc. will be deleted.

PF Mid-Cap Equity Fund – Effective June 13, 2018, the disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of medium capitalization U.S. companies. The Fund defines medium capitalization companies as companies whose market capitalizations fall within the range of the Russell Midcap Index. As of December 31, 2017, the market capitalization range of the Russell Midcap Index was approximately $653.7 million to $62.5 billion. As of December 31, 2017, the weighted average market capitalization of the Fund was approximately $14.9 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell Midcap Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes. The Fund expects to invest in equity securities of both growth companies and value companies.

The Fund invests in securities that the sub-adviser believes are attractively valued with the potential to exceed investor expectations. The sub-adviser may sell securities that no longer meet the investment criteria of the portfolio management team.

Effective June 13, 2018, in the Principal Risks subsection, the following risks, along with their descriptions, will be deleted:
• Currency Risk • Foreign Markets Risk
Effective June 13, 2018, in the Performance subsection, the following will be added to the beginning of the second paragraph:
Rothschild Asset Management Inc. began managing the Fund on June 13, 2018 and some investment policies changed at that time. Other firms managed the Fund before that date.